T. ROWE PRICE New York Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 9/8/21 (1) 2,041 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.6%
NEW YORK  94.1%
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (2) 1,000 1,008
Battery Park City Auth., Junior, Series D-2, VRDN, 3.00%,
11/1/38  700 700
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 1,841
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 99
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 766
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 2,120 1,783
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,100 908
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 918
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 599
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 633
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 200 192
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51 (3) 500 381
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,000 740
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (2)
(3) 1,500 1,500
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 971
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/42 (2)(4) 120 125
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/43 (2)(4) 500 519
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/44 (2)(4) 355 367
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,579

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,540 1,602
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 1,753
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48 (5) 1,240 937
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,334
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40  1,000 1,023
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,733
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 909
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (5) 1,500 1,531
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,495 2,590
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,024
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  1,000 790
Dormitory Auth. of the State of New York, Barnard College,
Series A, 5.25%, 7/1/43  2,000 2,049
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,370 4,640
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,355
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 5,758
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (3) 1,000 998
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/33 (3) 1,000 985
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 2,000 1,875
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 325
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,011
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  2,000 2,016
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,890 2,321
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,022

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,001
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 777
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  400 323
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 610
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/40 (4)(5) 400 425
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/41 (4)(5) 585 616
Dormitory Auth. of the State of New York, The New School,
Series A, 4.25%, 7/1/50  2,000 1,771
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (6) 70 70
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,407
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,370 2,371
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (5) 3,675 3,835
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 476
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 877
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 200
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 293
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,117
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,398
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,496
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 1,941
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,335 345
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,170
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 501

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 300
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 325
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,000
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,000
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,009
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,336
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,524
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,101
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,507
Long Island Power Auth., Electric, Series B, VRDN, 3.00%,
9/1/49 (Tender 9/1/29)  2,075 1,994
Metropolitan Transportation Auth., Series G-1, VRDN, 3.05%,
11/1/32  200 200
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 3.00%, 11/1/31  600 600
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 2,981
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 930
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 977
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  3,360 2,921
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 3,474
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,200
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,000
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,000
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  750 738
New York City, Series A-4, GO, VRDN, 3.00%, 8/1/44  1,700 1,700
New York City, Series B-1, GO, 5.00%, 10/1/43  2,500 2,543
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 3,926
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,122
New York City Housing Dev., 3.95%, 11/1/43  2,435 2,192
New York City Housing Dev., 4.125%, 11/1/53  4,000 3,523
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,327
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,500 2,462
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,440
New York City Housing Dev., Series A-1, 4.75%, 11/1/54  1,585 1,542

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,574
New York City Housing Dev., Series F-1A, 5.00%, 11/1/54  2,120 2,132
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,462
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,101
New York City Housing Dev., Series I, 2.80%, 5/1/56  2,000 1,273
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,000 1,285
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class E, 4.375%, 12/15/43 (Prerefunded
12/15/31) (6) 2,375 2,410
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class F, 5.25%, 12/15/43 (Prerefunded
12/15/31) (6) 500 508
New York City Housing Dev., Sustainable Bonds, Series B-1,
4.75%, 11/1/40  1,000 1,006
New York City Housing Dev., Sustainable Bonds, Series B-1,
5.05%, 11/1/45  250 254
New York City Housing Dev., Sustainable Bonds, Series C,
2.75%, 2/1/51  2,150 1,390
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (5) 5,500 3,949
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/51  1,800 1,839
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,690 2,774
New York City Municipal Water Fin. Auth., Series BB-1, 5.25%,
6/15/54  1,945 2,019
New York City Municipal Water Fin. Auth., Series CC-1, 4.25%,
6/15/54  1,000 889
New York City Municipal Water Fin. Auth., Series DD-1, 5.00%,
6/15/49  2,500 2,514
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  2,470 2,551
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  2,000 2,038
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,310
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,145
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  3,250 3,444
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  2,000 1,839
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  3,035 3,228
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,494

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  3,000 3,222
New York City Transitional Fin. Auth., Future Tax, Series G-1,
5.00%, 5/1/52  1,635 1,660
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  2,000 2,069
New York City Transitional Fin. Auth., Subordinate Bonds,
Series D-1, 4.00%, 11/1/42  1,000 920
New York City Transitional Fin. Auth., Subordinate Bonds,
Series E, 5.00%, 11/1/43  1,860 1,933
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.00%, 11/1/46  775 795
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.50%, 11/1/51  1,725 1,834
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.05%,
10/1/46  600 600
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,016
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,247
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,000 2,081
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (7) 1,000 698
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,151
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (5) 6,130 4,755
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,250
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 3,200 3,107
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (7) 6,680 4,546
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 918
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  2,000 2,231
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 3.25%, 10/1/51  745 732
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,360 2,340
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 261, 4.65%, 10/1/54  1,495 1,427
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.375%, 10/1/44  1,635 1,570

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  2,000 1,851
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  2,805 2,699
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 2, 2.10%, 4/1/31 (2) 1,000 872
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 259, 4.45%, 10/1/39 (2) 2,310 2,189
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,513
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (5) 2,000 2,022
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,499
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (2)
(3) 1,000 1,021
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  1,500 1,465
New York State Housing Fin. Agency, Series A-1, 5.00%,
6/15/54  500 500
New York State Housing Fin. Agency, Series A-2, VRDN,
3.45%, 6/15/54 (Tender 12/15/30)  1,000 995
New York State Housing Fin. Agency, Series B-2, VRDN,
3.35%, 12/15/54 (Tender 12/15/29)  1,625 1,610
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  1,500 930
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,000
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  1,150 1,136
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  2,050 2,001
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  6,140 4,262
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (5) 5,000 4,725
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (2) 260 255
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 3,250 3,236
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (2) 3,315 3,312
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (2) 2,500 2,471
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (2) 2,000 2,011
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
6/30/49 (2)(5) 2,000 1,976

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (2) 355 363
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (2) 750 763
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (2) 1,500 1,491
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (2) 500 509
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (2)(5) 10,675 10,705
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.50%, 12/31/60 (2) 1,915 1,923
New York Transportation Dev., JFK Int'l. Airport, Series B,
STEP, 0.00%, 12/31/54 (2)(5) 1,450 889
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,500 1,550
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (2) 625 625
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (2) 1,785 1,785
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,085
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 448
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/40  450 397
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/44  1,300 1,385
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/45  950 1,008
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/41  3,050 2,878
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/49  4,110 3,578
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,003
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (2) 2,500 2,549
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (2) 3,000 2,891
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,428
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (2) 1,500 1,256
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (2) 2,000 1,634
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (2) 5,500 5,663

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (2) 3,000 3,010
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 248, 5.00%, 1/15/43  1,000 1,048
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,411
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 933
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 683
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 419
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,470
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  1,340 1,022
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,228
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.25%, 12/1/54  2,500 2,588
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,041
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.25%, 5/15/54  2,000 2,065
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-2, VRDN, 3.00%, 1/1/33  1,300 1,300
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-4A, VRDN, 3.00%, 1/1/32  1,800 1,800
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,045
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  2,060 2,069
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,545
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,344
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,031
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 1,933
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (5) 3,060 3,255
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 205
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 449
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 433
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,006

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 750
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 413
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,239
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 388
394,117
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 1,741 1,044
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 2,898 1,775
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,311
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 435
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 203
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  808 777
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  759 717
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  442 408
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  130 130
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 879
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  457 479
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  446 477
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 30 16
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 20 11
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (9)(10) 160 87
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 45 25
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 55 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(10) 220 120

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 75 41
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 90 49
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 285 156
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 185 101
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 55 30
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 50 27
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 20 11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 55 30
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 45 25
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 15 8
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 25 14
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 175 96
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 50 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 20 11
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  3,287 3,005
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,645 1,543
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,759
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,307
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,475 790
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,500 1,399
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 895

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 715
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 932
22,911
Total Municipal Securities (Cost $433,568) 417,028
Total Investments in Securities  99.6%
(Cost $433,568) $ 417,028
Other Assets Less Liabilities 0.4% 1,548
Net Assets 100.0% $ 418,576
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,596 and represents 4.9% of net assets.
(4) When-issued security
(5) Insured by Assured Guaranty Incorporated
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Build America Mutual Assurance Company
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(10) Non-income producing

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE New York Tax-Free Bond Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 417,028 — 417,028
Total $ — $ 417,028 $ — $ 417,028

T. ROWE PRICE New York Tax-Free Bond Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F74-054Q1 05/25